Schedule of investments
Delaware Investments® National Municipal Income Fund
December 31, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 142.94%
Corporate Revenue Bonds — 14.91%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #	725,000	$744,060
Buckeye Tobacco Settlement Financing Authority
(Senior) Series A-2 4.00% 6/1/48	750,000	854,550
Central Plains Energy Project Revenue, Nebraska
(Project No. 3) Series A 5.00% 9/1/36	225,000	317,502
Commonwealth Financing Authority Revenue, Pennsylvania
(Tobacco Master Settlement Payment) 4.00% 6/1/39 (AGM)	1,015,000	1,170,650
Florida Development Finance Surface Transportation Facilities Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	680,000	667,169
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT) #, •	475,000	457,477
Golden State Tobacco Securitization, California
Series A-1 5.00% 6/1/47	250,000	259,355
M-S-R Energy Authority, California Gas
Series B 6.50% 11/1/39	250,000	416,997
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
M-S-R Energy Authority, California Gas
Series C 7.00% 11/1/34	1,000,000	$1,603,990
New York Liberty Development Revenue
(Bank of America Tower at One Bryant Park Project) 2.80% 9/15/69	240,000	234,461
New York Transportation Development
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 4.00% 1/1/36 (AMT)	750,000	822,053
Shoals, Indiana
(National Gypsum Project) 7.25% 11/1/43 (AMT)	310,000	329,877
Suffolk County, New York Tobacco Asset Securitization
Series B 5.00% 6/1/32	750,000	776,250
Tobacco Settlement Financing Corporation, Louisiana
Asset-Backed Note Series A 5.25% 5/15/35	460,000	501,658
Tobacco Settlement Financing Corporation, New Jersey
Series A 5.00% 6/1/46	130,000	156,124
Subordinate Series B 5.00% 6/1/46	335,000	391,290
TSASC Revenue, New York
(Settlement) Series A 5.00% 6/1/41	60,000	69,210
Valparaiso, Indiana
(Pratt Paper Project) 7.00% 1/1/44 (AMT)	240,000	271,658
		10,044,331

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Schedule of investments
Delaware Investments® National Municipal Income Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds — 18.20%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/47 #	330,000	$396,379
Board of Regents of the University of Texas System
Series B 5.00% 8/15/49	1,000,000	1,645,690
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	500,000	580,080
(Stanford University) Series V-1 5.00% 5/1/49	1,000,000	1,645,480
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project) 5.00% 7/1/35	1,000,000	1,008,600
Health & Educational Facilities Authority of the State of Missouri
(St. Louis College of Pharmacy Project) 5.25% 5/1/33	500,000	527,090
Illinois Finance Authority Revenue
(CHF - Chicago, L.L.C. - University Of Illinois at Chicago Project) Series A 5.00% 2/15/50	460,000	479,950
(Chicago International Charter School Project) 5.00% 12/1/47	535,000	601,399
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Provident Group-Flagship Properties) Series A 5.00% 7/1/56	500,000	$561,555
Massachusetts Development Finance Agency
(Umass Boston Student Housing Project) 5.00% 10/1/48	285,000	287,953
New York City, Trust for Cultural Resources Revenue
(Whitney Museum Of American Art) 5.00% 7/1/31	325,000	449,527
Philadelphia, Pennsylvania Authority for Industrial Development
(1st Philadelphia Preparatory College) Series A 7.25% 6/15/43	370,000	426,458
Phoenix, Arizona Industrial Development Authority Revenue
(Rowan University Project) 5.00% 6/1/42	1,000,000	1,042,270
Pima County, Arizona Industrial Development Authority
(Edkey Charter Schools Project) 144A 5.00% 7/1/49 #	500,000	519,410
Private Colleges & Universities Authority Revenue, Georgia
(Mercer University) Series A 5.00% 10/1/32	135,000	137,889
University of California
Series AI 5.00% 5/15/32	1,000,000	1,104,840
Series AZ 5.25% 5/15/58	465,000	589,625

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Wyoming Community Development Authority Student Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	250,000	$252,790
		12,256,985
Electric Revenue Bonds — 4.04%
JEA Electric System Revenue, Florida
Series A 5.00% 10/1/33	355,000	397,628
Long Island Power Authority, New York Electric System Revenue
5.00% 9/1/47	305,000	373,405
Series A 5.00% 9/1/44	250,000	284,098
Series B 5.00% 9/1/46	130,000	155,030
Philadelphia, Pennsylvania Gas Works Revenue
(1998 General Ordinance Fifteenth Series) 5.00% 8/1/47	500,000	595,990
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	70,000	56,700
Series AAA 5.25% 7/1/25 ‡	40,000	32,500
Series CCC 5.25% 7/1/27 ‡	315,000	255,937
Series WW 5.00% 7/1/28 ‡	305,000	247,050
Series XX 4.75% 7/1/26 ‡	40,000	32,300
Series XX 5.25% 7/1/40 ‡	120,000	97,500
Series XX 5.75% 7/1/36 ‡	150,000	122,625
Series ZZ 4.75% 7/1/27 ‡	35,000	28,263
Series ZZ 5.25% 7/1/24 ‡	55,000	44,688
		2,723,714
Healthcare Revenue Bonds — 37.06%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama
(Methodist Home for the Aging) 6.00% 6/1/50	500,000	521,240
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Allegheny County Hospital, Pennsylvania Development Authority
(Allegheny Health Network Obligated Group Issue) Series A 4.00% 4/1/44	300,000	$334,914
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project)
Series A 5.00% 1/1/54	190,000	165,765
Series B 5.00% 1/1/49	70,000	55,563
Series B 5.125% 1/1/54	85,000	67,011

(Phoenix Children's Hospital) Series A 4.00% 2/1/50	1,300,000	1,522,144
Berks County, Pennsylvania Industrial Development Authority Revenue
(Tower Health Project) 5.00% 11/1/50	1,000,000	1,068,900
Brookhaven Development Authority Revenue, Georgia
(Children's Healthcare of Atlanta) Series A 4.00% 7/1/49	30,000	35,237
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	730,000	1,149,356
California Statewide Communities Development Authority
(Loma Linda University Medical Center) Series A 144A 5.25% 12/1/56 #	760,000	855,441

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Schedule of investments
Delaware Investments® National Municipal Income Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/49	375,000	$236,475
Colorado Health Facilities Authority Revenue
(CommonSpirit Health) Series A-2 4.00% 8/1/49	1,000,000	1,127,630
(Healthcare Facilities - American Baptist) 8.00% 8/1/43	330,000	354,262
(Sanford Health) Series A 5.00% 11/1/44	500,000	622,445
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System) 5.50% 2/15/57	1,000,000	1,181,770
Escambia County Health Facilities Authority Revenue
(Healthcare Facilities - Baptist) Series A 4.00% 8/15/50	540,000	596,014
Glendale, Arizona Industrial Development Authority
(Royal Oaks - Inspirata Pointe Project) Series A 5.00% 5/15/56	500,000	552,970
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series A 5.00% 3/1/33	1,250,000	1,569,125
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/37	700,000	722,855
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maine Health & Higher Educational Facilities Authority Revenue
(Maine General Medical Center) 6.75% 7/1/41	300,000	$305,307
Maryland Health & Higher Educational Facilities Authority
(University of Maryland Medical System Issue) Series D 4.00% 7/1/48	255,000	284,634
Miami-Dade County, Florida Health Facilities Authority Revenue
(Nicklaus Children's Hospital Project) 5.00% 8/1/47	200,000	236,766
Michigan Finance Authority Revenue
(Beaumont Health Credit Group) 5.00% 11/1/44	1,000,000	1,152,990
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project) Series A 4.00% 12/1/46	440,000	505,952
Montgomery County Higher Education and Health Authority
(Thomas Jefferson University) 4.00% 9/1/49	750,000	834,615
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	750,000	792,172
New Hope, Texas Cultural Education Facilities
(Cardinal Bay Inc.)
Series A1 5.00% 7/1/51	135,000	132,922

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities
(Cardinal Bay Inc.)
Series B 4.75% 7/1/51	160,000	$109,095
New Jersey Health Care Facilities Financing Authority Revenue
(St. Peters University Hospital) 6.25% 7/1/35	300,000	306,249
(Valley Health System Obligated) 4.00% 7/1/44	475,000	548,069
New York State Dormitory Authority
Series A 4.00% 7/1/53	355,000	409,137
(Orange Regional Medical Center) 144A 5.00% 12/1/35 #	500,000	587,545
Orange County, Florida Health Facilities Authority Revenue
(Mayflower Retirement Center)
5.00% 6/1/32	400,000	403,264
5.00% 6/1/36	250,000	251,768
5.125% 6/1/42	750,000	754,942
Oregon State Facilities Authority Revenue
(Peacehealth Project) Series A 5.00% 11/15/29	500,000	561,685
Palm Beach County Health Facilities Authority, Florida
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	20,000	21,795
Series A 7.50% 6/1/49	105,000	114,401
Palomar Health, California
5.00% 11/1/39	130,000	149,854
Tarrant County, Texas Cultural Education Facilities Finance
(Buckner Senior Living - Ventana Project) 6.75% 11/15/47	250,000	278,750
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
University of North Carolina Board of Governors
5.00% 2/1/49	500,000	$796,605
Washington Health Care Facilities Authority Revenue
(CommonSpirit Health) Series A-2 5.00% 8/1/38	250,000	314,762
Westminster, Maryland
(Lutheran Village Millers Grant) Series A 6.00% 7/1/34	500,000	545,695
Wisconsin Health & Educational Facilities Authority
(Covenant Communities, Inc. Project) Series B 5.00% 7/1/53	1,000,000	1,026,520
Yavapai County, Arizona Industrial Development Authority Revenue
(Yavapai Regional Medical Center) Series A 5.00% 8/1/28	720,000	794,707
		24,959,318
Lease Revenue Bonds — 9.36%
California State Public Works Board Lease Revenue
(Various Capital Projects) Series A 5.00% 4/1/37	1,000,000	1,054,000
Idaho State Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	90,000	98,108

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Schedule of investments
Delaware Investments® National Municipal Income Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Metropolitan Pier & Exposition Authority Illinois Revenue
(McCormick Place Expansion)
4.00% 6/15/50	1,375,000	$1,464,361
5.00% 6/15/50	290,000	335,890
New Jersey Economic Development Authority
Series WW 5.25% 6/15/30	1,000,000	1,158,220
(Transit Transportation Project) Series A 4.00% 11/1/44	500,000	554,515
New Jersey Transportation Trust Fund Authority
Series AA 4.00% 6/15/45	1,000,000	1,119,250
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A 5.75% 10/1/31 (AMT) #	500,000	517,310
		6,301,654
Local General Obligation Bonds — 2.82%
Chicago Board of Education, Illinois
5.00% 4/1/42	205,000	230,203
5.00% 4/1/46	210,000	234,097
Chicago, Illinois
Series A 5.50% 1/1/34	225,000	248,189
Series C 5.00% 1/1/38	500,000	539,475
New York City, New York
Series C 5.00% 8/1/43	500,000	645,930
		1,897,894
Pre-Refunded/Escrowed to Maturity Bonds — 6.87%
JEA Electric System Revenue, Florida
Series A 5.00% 10/1/33-23 §	645,000	729,140
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21 §	105,000	$107,394
Metropolitan Transportation Authority Revenue, New York
Series A 5.00% 11/15/41-21 §	190,000	198,010
(Unrefunded) Series A 5.00% 11/15/41-21 §	310,000	323,070
Monroe County, New York Industrial Development Revenue
(Nazareth College Rochester Project) 5.50% 10/1/41-21 §	495,000	514,399
Monroe County, Pennsylvania Hospital Authority Revenue
(Pocono Medical Center) Series A 5.00% 1/1/41-22 §	500,000	523,035
New Hope, Texas Cultural Education Facilities
(Chief-Collegiate Housing-Tarleton St.) Series A 5.00% 4/1/34-24 §	1,000,000	1,129,200
New York State Dormitory Authority
Series A 5.00% 3/15/33-23 §	1,000,000	1,106,450
		4,630,698
Special Tax Revenue Bonds — 11.55%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.375% 5/1/42 #	175,000	191,660

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Guam Government Business Privilege Tax Revenue
Series B-1 5.00% 1/1/42	540,000	$554,926
Kansas City, Missouri Redevelopment Authority Revenue
(Convention Centre Hotel Project - TIF Financing) Series B 144A 5.00% 2/1/40 #	135,000	142,475
Massachusetts Bay Transportation Authority Senior
Series A 5.25% 7/1/29	200,000	274,430
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.00% 6/15/28	200,000	208,918
5.00% 6/15/29	800,000	834,480
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project) 7.00% 7/1/32	205,000	221,349
Public Finance Authority, Wisconsin Airport Facilities Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	380,000	341,335
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,235,000	3,563,223
Series A-2 4.329% 7/1/40	595,000	646,253
Sales Tax Securitization, Illinois
Series A 5.00% 1/1/40	500,000	595,745
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project A) Series A 5.75% 9/1/32	220,000	$208,177
		7,782,971
State General Obligation Bonds — 11.88%
California State
(Various Purposes)
5.00% 10/1/41	440,000	454,749
5.00% 11/1/47	1,000,000	1,248,550
Commonwealth of Puerto Rico
Series A 5.25% 7/1/34 ‡	715,000	555,913
Series A 8.00% 7/1/35 ‡	1,900,000	1,306,250
Illinois State
5.00% 1/1/28	285,000	321,326
5.00% 5/1/36	90,000	96,201
5.00% 11/1/36	1,170,000	1,303,040
5.00% 2/1/39	160,000	169,736
5.50% 5/1/39	500,000	605,475
Series A 5.00% 4/1/38	170,000	177,844
Series A 5.125% 12/1/29	310,000	361,733

(Rebuild Illinois Program) Series B 4.00% 11/1/39	1,300,000	1,398,592
		7,999,409
Transportation Revenue Bonds — 24.23%
Alameda Corridor, California Transportation Authority
(2nd Sub Lien) Series B 5.00% 10/1/37	430,000	511,296
Atlanta, Georgia Department of Aviation
Series B 5.00% 1/1/29	1,000,000	1,129,820
California Municipal Finance Authority Mobile Home Park Revenue
(LINXS APM Project) Series A 5.00% 12/31/47 (AMT)	615,000	721,758

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Schedule of investments
Delaware Investments® National Municipal Income Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Chicago, Illinois O'Hare International Airport Revenue
(General-Senior Lien)
Series A 5.00% 1/1/48 (AMT)	250,000	$298,842
Series D 5.25% 1/1/34	1,000,000	1,082,710
Harris County, Texas Toll Road Authority Revenue
(Senior Lien) Series A 4.00% 8/15/48	500,000	581,830
Metropolitan Transportation Authority Revenue, New York
(Green Bond) Series C-1 5.25% 11/15/55	750,000	915,570
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/49	510,000	574,372
New Jersey Turnpike Authority
Series A 4.00% 1/1/48	1,000,000	1,146,350
Series B 5.00% 1/1/40	250,000	308,492
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/45 (AMT)	1,000,000	1,118,540
New York Liberty Development Revenue
(1 World Trade Center Port Authority Construction) 5.00% 12/15/41	500,000	519,380
New York Transportation Development
(La Guardia Airport) Series A 5.25% 1/1/50 (AMT)	700,000	770,693
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development
(Terminal 4 John F. Kennedy International Airport Project))
Series C 4.00% 12/1/39	70,000	$82,983
Series C 4.00% 12/1/41	65,000	76,148
Series C 5.00% 12/1/29	20,000	25,863
Pennsylvania Turnpike Commission Subordinate
Series A-1 5.00% 12/1/43	500,000	567,450
Series A-1 5.00% 12/1/47	210,000	254,869
Phoenix City, Arizona Civic Improvement Airport Revenue
Series B 5.00% 7/1/49 (AMT)	1,000,000	1,216,100
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/42	625,000	758,969
South Jersey Port Corporation
(Subordinated Marine Terminal Revenue) Series B 5.00% 1/1/48 (AMT)	195,000	219,309
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	85,000	98,400
Series B 5.00% 1/1/42 (AMT)	85,000	96,548
St. Louis, Missouri Airport Revenue
(Lambert St. Louis International) 5.00% 7/1/32 (AMT)	1,000,000	1,051,290
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(Blueridge Transportation Group)
5.00% 12/31/40 (AMT)	110,000	123,031
5.00% 12/31/45 (AMT)	110,000	121,983

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(Blueridge Transportation Group)
5.00% 12/31/50 (AMT)	160,000	$176,797

(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	500,000	600,105
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	225,000	257,155
7.00% 12/31/38 (AMT)	165,000	189,888
Triborough Bridge & Tunnel Authority Revenue, New York
(MTA Bridges And Tunnels) Series A 5.00% 11/15/49	350,000	452,497
Virginia Small Business Financing Authority
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	235,000	273,028
		16,322,066
Water & Sewer Revenue Bonds — 2.02%
New York City, New York Water & Sewer System Revenue
Series GG-1 4.00% 6/15/50	500,000	594,465
(Unrefunded Balance) 5.00% 6/15/47	185,000	203,829
Philadelphia, Pennsylvania Water & Wastewater Revenue
Series A 5.00% 7/1/45	500,000	561,170
		1,359,464
Total Municipal Bonds (cost $89,777,195)		96,278,504

Total Value of Securities—142.94% (cost $89,777,195)		96,278,504
Value (US $)

Liquidation Value of Preferred – (44.54%)	(30,000,000)
Receivables and Other Assets Net of Liabilities—1.60%	$1,074,759
Net Assets Applicable to 4,528,443 Shares Outstanding—100.00%	$67,353,263
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2020, the aggregate value of Rule 144A securities was $5,420,261, which represents 8.05% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
CHF – Collegiate Housing Foundation
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
USD – US Dollar

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